Long-Term Debt - Schedule of Long-Term Debt (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2022
Debt Instrument [Line Items]
Total debt average term	9 years 7 months 6 days
Total debt average rate	5.00%
Senior Secured Asset-Based Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Effective interest rate	5.60%
Senior Secured Term Loan Facilities [Member]
Debt Instrument [Line Items]
Effective interest rate	5.90%
Other Senior Secured Debt [Member]
Debt Instrument [Line Items]
Effective interest rate	3.90%
Senior Unsecured Notes [Member]
Debt Instrument [Line Items]
Effective interest rate	4.90%